As filed with the SEC on August 27, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – June 30, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of June 30, 2014 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 993,672	$ 1,253,735
U.S. Treasury Note
2.50%, 08/15/2023	2,963,600	2,981,198

Total U.S. Government Obligations (cost $3,994,937)		4,234,933

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Fannie Mae, TBA
3.50%	3,455,000	3,661,760
Freddie Mac, IO
5.00%, 08/01/2035	1,070,649	214,597

Total U.S. Government Agency Obligations (cost $4,177,149)		3,876,357

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD 1,500,000	1,433,789
Mexican Bonos
7.25%, 12/15/2016	MXN 14,000,000	1,169,617
8.50%, 12/13/2018	10,285,700	917,525

Total Foreign Government Obligations (cost $3,437,236)		3,520,931

MORTGAGE-BACKED SECURITIES - 13.1%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 414,077	431,848
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	288,251	296,671
Series 2005-14, Class 4A1
0.37%, 05/25/2035 (A)	1,268,684	1,083,130
Series 2006-OC1, Class 2A3A
0.47%, 03/25/2036 (A)	1,443,482	1,207,110
Banc of America Funding Trust
Series 2007-3, Class TA2
0.33%, 04/25/2037 (A)	823,330	552,999
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (A)	300,789	297,618
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)	345,706	369,385
Series 2009-RR6, Class 2A1
2.72%, 08/26/2035 - 144A (A)	504,400	468,521
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	370,273	380,281
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.30%, 08/15/2026 - 144A (A)	1,000,000	1,002,693
Citigroup Commercial Mortgage Trust
1.00%, 06/15/2033	320,000	320,991
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (A)	619,970	645,417
COMM Mortgage Trust
Series 2013-FL3, Class B
2.30%, 10/13/2028 - 144A (A)	907,000	913,518
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class C
0.40%, 10/15/2021 - 144A (A)	960,000	948,554

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	$ 166,229	$ 165,821
Hilton USA Trust
Series 2013-HLF, Class CFL
2.05%, 11/05/2030 - 144A (A)	400,000	401,132
Impac CMB Trust
Series 2007-A, Class A
0.40%, 05/25/2037 (A)	591,221	580,694
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.66%, 12/26/2037 - 144A (A)	221,562	221,510
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	147,194	157,867
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (A)	116,439	114,998
Series 2009-R7, Class 1A1
2.37%, 02/26/2036 - 144A (A)	425,299	419,772
Series 2009-R7, Class 4A1
2.59%, 09/26/2034 - 144A (A)	261,293	257,337
Series 2009-R9, Class 1A1
2.38%, 08/26/2046 - 144A (A)	297,261	300,588
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.99%, 06/15/2049 (A)	354,747	375,685
Series 2013-ALC, Class B
3.01%, 07/17/2026 - 144A (A)	710,000	720,479
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class C
2.15%, 12/15/2028 - 144A (A)	900,000	905,281
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.81%, 06/15/2050 - 144A (A)	936,000	1,004,997
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.94%, 01/27/2047 - 144A (A)	171,687	173,636
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.05%, 07/15/2044 (A)	489,551	542,804
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	3,984	3,982
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
6.00%, 08/15/2045 - 144A (A)	827,707	913,049
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	440,319	457,883
RALI Trust
Series 2006-QO1, Class 3A1
0.42%, 02/25/2046 (A)	1,163,413	796,668
Series 2006-QO2, Class A1
0.37%, 02/25/2046 (A)	149,376	73,010
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	1,176,855	1,232,494
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	428,972	429,249
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	86,105	87,907

The notes are an integral part of this report. Transamerica Income Shares	June 30, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	$ 70,835	$ 71,895

Total Mortgage-Backed Securities (cost $18,308,757)		19,327,474

ASSET-BACKED SECURITIES - 8.5%
Bayview Opportunity Master Fund IIIA Trust, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (A)	257,760	260,088
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.43%, 09/25/2036 (A)	2,000,000	1,667,954
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	313,358	313,019
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940,000	944,268
GSAA Trust
Series 2006-1, Class A3
0.48%, 01/25/2036 (A)	1,035,603	743,602
GSAMP Trust
Series 2006-HE1, Class A2D
0.46%, 01/25/2036 (A)	1,230,000	1,121,674
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T4, Class DT4
2.33%, 08/15/2044 - 144A	630,000	630,315
Series 2013-T6, Class DT6
2.23%, 09/15/2044 - 144A	405,000	404,798
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.39%, 03/20/2036 (A)	804,000	795,971
Series 2007-2, Class M1
0.46%, 07/20/2036 (A)	100,000	94,342
Lehman XS Trust
Series 2005-8, Class 1A3
0.50%, 12/25/2035 (A)	1,252,944	851,237
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 - 144A	333,033	333,055
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.47%, 02/25/2036 (A)	613,798	579,460
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	512,236	513,088
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 - 144A	1,674,868	1,858,130
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.58%, 03/25/2037 - 144A (A)	495,366	482,613
US Residential Opportunity Fund Trust
Series 2014-1A
3.47%, 03/25/2034 - 144A (A)	306,197	308,662
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	658,359	659,215

Total Asset-Backed Securities (cost $10,504,650)		12,561,491

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM
6.00%, 11/01/2015 (B)	$ 575,000	$ 586,092
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	1,195,000	1,458,939

Total Municipal Government Obligations (cost $1,797,657)		2,045,031

PREFERRED CORPORATE DEBT SECURITY - 1.4%
Insurance - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	1,930,000	2,079,575

Total Preferred Corporate Debt Security (cost $1,622,068)		2,079,575

CORPORATE DEBT SECURITIES - 63.9%
Aerospace & Defense - 0.3%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A	450,000	457,875
Airlines - 2.3%
America West Airlines Pass-Through Trust
8.06%, 07/02/2020	467,279	538,539
American Airlines Pass-Through Trust
4.00%, 07/15/2025 - 144A	676,172	688,850
Continental Airlines Pass-Through Trust
6.90%, 04/19/2022	652,791	708,278
7.46%, 04/01/2015	44,774	46,565
U.S. Airways Pass-Through Trust
3.95%, 11/15/2025	440,000	446,600
UAL Pass-Through Trust
10.40%, 11/01/2016	511,563	581,903
Virgin Australia Trust
5.00%, 10/23/2023 - 144A	308,954	328,650
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	543,109
Building Products - 1.4%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (C)	$ 550,000	570,625
Owens Corning
4.20%, 12/15/2022	1,390,000	1,427,306
Capital Markets - 1.4%
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (D)	395,000	408,084
Morgan Stanley
5.45%, 07/15/2019 (A) (D)	305,000	310,563
5.75%, 01/25/2021	400,000	464,650
Prospect Capital Corp.
5.88%, 03/15/2023	805,000	831,418
Commercial Banks - 9.7%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212,000	1,676,451
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A (C)	800,000	902,000
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	310,000	316,200
Citigroup, Inc.
5.95%, 01/30/2023 (A) (D)	1,070,000	1,080,700
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (D)	1,095,000	1,470,246

The notes are an integral part of this report. Transamerica Income Shares	June 30, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A	$ 1,015,000	$ 1,169,309
ING Bank NV
5.80%, 09/25/2023 - 144A	925,000	1,042,013
Intesa Sanpaolo SpA
3.13%, 01/15/2016	1,070,000	1,099,857
5.02%, 06/26/2024 - 144A	480,000	485,671
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (D)	700,000	671,125
Regions Bank
7.50%, 05/15/2018	1,115,000	1,327,086
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	935,000	949,398
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 - 144A	230,000	229,793
UBS AG
7.63%, 08/17/2022	490,000	589,995
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (D)	1,065,000	1,211,438
Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021	800,000	919,626
Construction Materials - 0.8%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A (E)	1,115,000	1,123,369
Consumer Finance - 1.5%
Ally Financial, Inc.
4.63%, 06/26/2015	650,000	671,125
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	1,430,000	1,587,300
Containers & Packaging - 0.7%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
6.00%, 06/15/2017 - 144A	190,000	194,750
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A (C)	720,000	774,000
Diversified Financial Services - 3.1%
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (D)	700,000	826,140
ILFC E-Capital Trust I
5.02%, 12/21/2065 - 144A (A) (C)	575,000	563,500
Jefferies Group LLC
5.13%, 01/20/2023	440,000	471,709
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110,000	1,331,400
Vesey Street Investment Trust I
4.40%, 09/01/2016 (F)	835,000	890,844
Voya Financial, Inc.
5.50%, 07/15/2022 (C)	470,000	538,299
Diversified Telecommunication Services - 4.2%
CenturyLink, Inc.
5.80%, 03/15/2022	710,000	739,287
Frontier Communications Corp.
7.63%, 04/15/2024 (C)	710,000	764,137
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,365,000	1,387,177
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200,000	223,000
Level 3 Communications, Inc.
8.88%, 06/01/2019	85,000	92,969
Level 3 Financing, Inc.
8.13%, 07/01/2019	660,000	720,225
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515,000	1,622,135

	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.76%, 09/15/2016 (A)	$ 250,000	$ 256,887
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350,000	369,775
Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021 - 144A (C)	365,000	386,900
Electrical Equipment - 0.8%
Anixter, Inc.
5.95%, 03/01/2015	1,200,000	1,234,500
Energy Equipment & Services - 2.3%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	600,000	675,360
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,120,012
Seadrill, Ltd.
6.13%, 09/15/2017 - 144A	325,000	342,062
Transocean, Inc.
6.38%, 12/15/2021	490,000	566,852
Weatherford International, Ltd.
9.63%, 03/01/2019	545,000	715,201
Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A (C)	614,000	642,121
Food Products - 0.5%
Post Holdings, Inc.
7.38%, 02/15/2022	635,000	686,594
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.
6.25%, 08/01/2020	290,000	305,950
Mallinckrodt International Finance SA
3.50%, 04/15/2018	680,000	676,600
Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020 (C)	500,000	541,250
Express Scripts Holding Co.
4.75%, 11/15/2021	660,000	730,475
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	766,528
Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	539,438
Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	780,000	822,900
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021	1,080,000	1,197,450
Insurance - 6.9%
American Financial Group, Inc.
9.88%, 06/15/2019 (C)	920,000	1,203,637
Chubb Corp.
6.38%, 03/29/2067 (A)	879,000	976,789
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (C)	1,405,000	1,582,426
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865,000	1,000,136
Lincoln National Corp.
8.75%, 07/01/2019	525,000	680,691
Oil Insurance, Ltd.
3.22%, 08/04/2014 - 144A (A) (D)	675,000	621,000

The notes are an integral part of this report. Transamerica Income Shares	June 30, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Insurance (continued)
Principal Financial Group, Inc.
8.88%, 05/15/2019	$ 285,000	$ 367,955
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A) (C)	810,000	839,362
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	1,250,000	1,345,312
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400,000	1,491,062
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110,000	1,165,500
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	655,000	655,965
Media - 1.4%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	748,987
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	600,000	640,500
Numericable Group SA
4.88%, 05/15/2019 - 144A	340,000	348,925
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	350,000	385,000
Metals & Mining - 1.8%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	555,000	714,448
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 - 144A	325,000	357,610
Glencore Funding LLC
2.50%, 01/15/2019 - 144A (C)	620,000	618,422
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700,000	917,735
Multi-Utilities - 0.5%
Black Hills Corp.
5.88%, 07/15/2020	700,000	808,692
Oil, Gas & Consumable Fuels - 5.0%
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	100,000	101,125
6.50%, 08/15/2017	675,000	756,000
Energy Transfer Partners, LP
4.90%, 02/01/2024	590,000	633,575
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	695,000	728,012
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A (C)	525,000	521,063
6.38%, 11/05/2014 - 144A	600,000	609,240
Petrobras Global Finance BV
3.00%, 01/15/2019 (C)	650,000	638,073
Petrohawk Energy Corp.
7.25%, 08/15/2018	635,000	663,575
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571,000	718,032
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A (C)	925,000	1,114,625
Rosneft Finance SA
6.25%, 02/02/2015 - 144A	650,000	667,225
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A (C)	270,000	270,338
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	315,000	331,931

	Principal	Value
Paper & Forest Products (continued)
Boise Cascade Co.
6.38%, 11/01/2020	$ 480,000	$ 516,000
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	200,000	214,000
Pharmaceuticals - 0.7%
Actavis Funding SCS
1.30%, 06/15/2017 - 144A	560,000	558,929
Actavis, Inc.
3.25%, 10/01/2022	465,000	456,852
Real Estate Investment Trusts - 2.8%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	685,000	686,648
CBL & Associates, LP
5.25%, 12/01/2023	490,000	522,423
EPR Properties
7.75%, 07/15/2020	1,190,000	1,418,072
Kilroy Realty, LP
6.63%, 06/01/2020 (C)	1,320,000	1,559,477
Road & Rail - 1.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	530,000	559,010
7.13%, 10/15/2020 - 144A	1,500,000	1,728,478
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	703,625
7.38%, 06/15/2019 - 144A	370,000	397,288
Specialty Retail - 0.4%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A (C)	635,000	661,194
Tobacco - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019 (C)	575,000	716,884
Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	1,280,000	1,417,600
Wireless Telecommunication Services - 4.2%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965,000	1,065,920
6.11%, 01/15/2020 - 144A	1,065,000	1,253,532
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,440,000	1,541,962
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	700,000	848,750
WCP Wireless Site Funding / WCP Wireless Site RE Funding
6.83%, 11/15/2015 - 144A	1,445,000	1,505,654

Total Corporate Debt Securities (cost $86,813,370)		94,147,410

CONVERTIBLE BOND - 0.6%
Automobiles - 0.6%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (C)	430,000	859,194

Total Convertible Bond (cost $430,000)		859,194

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.7%
U.S. Treasury Bill
0.01%, 09/11/2014 - 12/11/2014 (G)	3,990,000	3,989,461

Total Short-Term U.S. Government Obligation (cost $3,989,461)		3,989,461

The notes are an integral part of this report. Transamerica Income Shares	June 30, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Multi-Utilities - 0.3%
Dominion Resources, Inc. - Series A, 6.13%	7,000	$ 403,550
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co. - Series A, 6.38% (C)	5,000	283,750

Total Convertible Preferred Stocks (cost $625,411)		687,300

PREFERRED STOCKS - 1.8%
Commercial Banks - 0.3%
CoBank ACB - Series F 144A, 6.25% (A)	4,530	469,280
Consumer Finance - 0.5%
Ally Financial, Inc. - Series A, 8.50% (A)	24,800	684,976
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. - Class A 144A, 9.08%	852	1,062,604
Real Estate Investment Trusts - 0.3%
American Realty Capital Properties, Inc. - Series F, 6.70%	14,175	332,120
National Retail Properties, Inc., 6.63%	4,618	116,651

Total Preferred Stocks (cost $2,353,806)		2,665,631

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	11,124,330	11,124,330

Total Securities Lending Collateral (cost $11,124,330)		11,124,330

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (G), dated 06/30/2014, to be repurchased at $661,471 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $677,029.	$ 661,470	661,470

Total Repurchase Agreement (cost $661,470)		661,470

Total Investment Securities (cost $149,840,302) (H)		161,780,588
Other Assets and Liabilities - Net - (9.8)%		(14,452,005)

Net Assets - 100.0%		$ 147,328,583

The notes are an integral part of this report. Transamerica Income Shares	June 30, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$4,234,933	$—	$4,234,933
U.S. Government Agency Obligations	—	3,876,357	—	3,876,357
Foreign Government Obligations	—	3,520,931	—	3,520,931
Mortgage-Backed Securities	—	19,327,474	—	19,327,474
Asset-Backed Securities	—	12,561,491	—	12,561,491
Municipal Government Obligations	—	2,045,031	—	2,045,031
Preferred Corporate Debt Security	—	2,079,575	—	2,079,575
Corporate Debt Securities	—	94,147,410	—	94,147,410
Convertible Bond	—	859,194	—	859,194
Short-Term U.S. Government Obligations	—	3,989,461	—	3,989,461
Convertible Preferred Stocks	687,300	—	—	687,300
Preferred Stocks	2,665,631	—	—	2,665,631
Securities Lending Collateral	11,124,330	—	—	11,124,330
Repurchase Agreement	—	661,470	—	661,470

Total Investment Securities	$14,477,261	$147,303,327	$—	$161,780,588

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $586,092, or 0.40% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $10,898,300. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(G)	Rate shown reflects the yield at June 30, 2014.
(H)	Aggregate cost for federal income tax purposes is $149,840,302. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,605,751 and $665,465, respectively. Net unrealized appreciation for tax purposes is $11,940,286.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $65,259,485, or 44.30% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso

The notes are an integral part of this report. Transamerica Income Shares	June 30, 2014 Form N-Q

Notes to Schedule of Investments

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The value of loaned securities and related collateral outstanding at June 30, 2014 are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014 are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and delayed delivery settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed delivery basis, the Fund does not participate in future gains and losses on the security.

Transamerica Income Shares	June 30, 2014 Form N-Q

Notes to Schedule of Investments (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The illiquid securities at June 30, 2014 are listed in the Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Fund’s Board of Directors has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Directors. These policies and procedures are reviewed at least annually by the Board of Directors. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Income Shares	June 30, 2014 Form N-Q

Notes to Schedule of Investments (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include to be announced (“TBA”) securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Income Shares	June 30, 2014 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date:	August 27, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
Date:	August 27, 2014